Fair value measurements	12 Months Ended
Dec. 31, 2013
Fair value measurements
Fair value measurements

17. Fair value measurements

        The Group did not have any assets or liabilities measured at fair value on a recurring or non-recurring basis for the years ended December 31, 2011 and 2012.

Assets measured at fair value on a recurring basis

        As of December 31, 2013, the Group's asset measured at fair value on a recurring basis subsequent to initial recognition consisted of short-term investment in a money market fund accounted for as available-for-sale security. As the return of the investment was referenced to short term interest rate and interest income accrued on a daily basis, the fair value approximates carrying amount of US$3.0 million and is classified as a Level 2 fair value measurement.

Assets measured at fair value on a non-recurring basis

        In the year ended December 31, 2013, the Group's assets measured at fair value on a non-recurring basis consisted of the following:

		Fair Value Measurement at Reporting Date Using
	Year Ended December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
		USD	USD	USD
Acquired intangible assets-upfront licensing fees	$—	$—	$—	$—	$1,046,173
Investment in equity investees—Chuangyou	82,466	—	—	82,466	370,407
Total					$1,416,580

        In accordance with the provision of ASC 350, upfront licensing fees related to two games with a carrying amount of $0.8 million and $0.2 million, respectively, were fully impaired, with the resulting impairment charge of $1,046,173 included in earnings for the year ended December 31, 2013.

        In accordance with the provision of ASC 323, investment in Chuangyou was written down to its fair value of $82,466, resulting in an impairment charge of $370,407 recognized as share of profit (loss) in equity method investees in the consolidated statements of operations for the year ended December 31, 2013 (Note 4). The fair value of the investment was measured based on a discounted cash flow approach. The discounted cash flow analysis requires the use of significant unobservable inputs, including projected future cash flows and a discount rate calculated based on the weighted average cost of capital of 45%. As the significant inputs are not observable or cannot be corroborated with market information, the fair value measurement is classified as Level 3. Any change in the projected future cash flow would result in a change in the fair value measurement in the same direction, while the change in discount rate would result in adverse change in the fair value measurement.